Lawsuits and complaints	12 Months Ended
Dec. 31, 2017
Disclosure of lawsuits and complaints [Abstract]
Disclosure of lawsuits and complaints [Text Block]
Note 29 Lawsuits and complaints

Lawsuits and complaints

During 2015, the Chilean IRS has filed several lawsuits and complaints against a number of individuals related to the so-called “SQM Case”, which are associated with the irregular financing of politicians. Amongst those affected by these legal claims are the legal representatives of the Company: the CEO, Patricio de Sominihac T. and the Vice President of Corporate Services, Ricardo Ramos R. Basically, those lawsuits and complaints relate to alleged tax crimes associated with a possible undue decrease in the taxable net income of the Company and two of its subsidiaries over the last seven years by recording as expenses in their accounting records invoices and fee receipts, which could be considered to be ideologically false. Such legal actions are also filed against the taxpayers who provided the tax documents that allowed the alleged performance of the related illicit acts. In December 2017, the Public Prosecutor confirmed that no charges will be brought against the CEO or Vice President of Corporate Services.

Actions performed by the Authority

The Public Ministry and the Chilean IRS (Servicio de Impuestos Internos (SII)) have performed a number of actions within the framework of the so-called “SQM Case”, where the Company and its executives have provided their cooperation. Several of the Company’s executives have granted access to their computers and made several statements at the request of the Prosecutors responsible for the investigation. Additionally, SQM has provided physical and digital copies of its accounting records and its subsidiaries’ accounting records. In addition, SQM has also provided the Public Ministry with its email files and all the documentation that has been required by the related authority.

Shearman &; Sterling and Ad-Hoc Committee

On February 26, 2015, the Board of Directors of SQM established an ad-hoc committee comprised of three directors (the “Ad-hoc Committee”), which was authorized to conduct an investigation on the matters described in the preceding paragraph and to request any external advisory services it deemed necessary. The original members of the Ad-hoc Committee were José María Eyzaguirre B., Juan Antonio Guzmán M. and Wolf von Appen B.

The Ad-hoc Committee hired its own legal counsel in Chile and the United States as well as forensic accountants in the United States to support its internal investigation. The U.S. attorneys hired by the Ad-hoc Committee were mainly charged with reviewing the important facts and analyzing them in the context of the United States Foreign Corrupt Practices Act (“FCPA”). However, the Ad-hoc Committee’s factual conclusions were shared with both Chilean authorities and U.S. authorities.

On December 15, 2015, the Ad-hoc Committee presented the conclusions of its investigation to the Board of Directors of SQM. In addition to discussing the facts related to the referenced payments, the Ad-hoc Committee concluded that, for the purposes of the FCPA:

a.	payments were identified that had been authorized by the former CEO of SQM for which the Company did not find sufficient supporting documentation;
b.	no evidence was identified that demonstrated that such payments were made in order to prompt a public official to act or abstain from acting in order to help SQM obtain economic benefits;
c.
in relation to the cost centers managed by the former CEO of SQM, it was concluded that the Company's books did not accurately reflect the transactions in question but that these transactions were determined to be quantitatively immaterial in comparison to SQM's equity, sales, expenses and profits during that period; and that

d.	SQM's internal controls were insufficient to supervise the expenses within the cost center managed by the former CEO of SQM and relied on the proper use of resources by Patricio Contesse G. himself.

After the Ad-hoc Committee presented its conclusions to the Board of Directors, the Company voluntarily shared these conclusions with the Chilean and U.S. Authorities (including the SEC and the U.S. Department of Justice (“DOJ”)) and has since collaborated by handing over documents and additional information requested by these authorities regarding this investigation.”

Investigation by the Department of Justice and the Securities Exchange Commission

SQM informed the US regulating entities (Department of Justice and Securities and Exchange Commission) about the investigation being performed by Shearman &; Sterling, in conformity with the standards effective in the United States of America. The outcome of the investigation was delivered to these regulating entities, which have started investigations to determine the existence of possible noncompliance with FCPA (Foreign Corruption Practices Act) or internal control standards.

On January 13, 2017, the Company entered into agreements with the Department of Justice (the “DOJ”) and the Securities and Exchange Commission (the “SEC”), both based in the United States of America (the “United States”), with respect to the investigations that those agencies had conducted as a result of payments to suppliers and entities that might have been related to politically exposed persons during the years from 2008 through 2015, which resulted in the performance of an internal investigation at the Company through an Ad-hoc Committee from its Board of Directors and which was led by the law firm Shearman &; Sterling (the “Investigated Facts”). Because the Company’s securities are traded in the United States, the Company is subject to U.S. legislation. The Company has voluntarily provided the results of its internal investigation and supporting documentation to the DOJ, the SEC and the relevant Chilean authorities.

In conformity with the terms of the agreement entered into with the DOJ, referred to as Deferred Prosecution Agreement (the “DPA”), the Company has accepted that the DOJ presents (i) a charge for the infractions referred to the absence of implementation of effective internal accounting systems and internal accounting controls and (ii) a charge for infractions related to failure to properly maintain accounting ledgers, records and sections with respect to the Investigated Facts. By virtue of the DPA, the DOJ has agreed not to prosecute those charges against the Company for a period of
3
years, releasing the Company from such responsibility after such period to the extent that within such term the Company complies with the terms in the DPA, which include the payment of a fine of US$
15,487,500
(“U.S. dollars”) and the acceptance of an external monitor for a term of
24
months (the “Monitor”) who will evaluate the Company’s compliance program and a subsequent independent report by the Company for an additional year.

With respect to the agreement entered into with the SEC, the Company has agreed to (i) pay a fine of US$
15
million and (ii) maintain the Monitor for the aforementioned term.

The SEC has issued a Cease and Desist Order which does not identify any other events of noncompliance with the standards applicable in the United States.

The aforementioned amounts of approximately US$
30.5
million were reflected in the profit or loss of SQM during the fourth quarter of 2016 in the line item Other expenses by function.